FINANCIAL INSTRUMENTS (Carrying amounts and fair values) (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	$ 505,264	$ 64,126	$ 46,657
Trade accounts receivable (note 6)	196,480	320,931
Financing arrangements	27,600	39,600
Financial liabilities, fair value	221,300	206,400
Financial liabilities at amortised cost | Accounts payable and accrued liabilities (1)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	326,069	395,564
Financial liabilities, fair value	326,069	395,564
Financial liabilities at amortised cost | Long term borrowings with variable rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	800,000	645,000
Financial liabilities, fair value	800,000	645,000
Financial liabilities at amortised cost | Long term borrowings with fixed rates
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	200,000	200,000
Financial liabilities, fair value	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities, carrying value	17,653	11,067
Financial liabilities, fair value	17,653	11,067
Financial assets at amortised cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash and cash equivalents (note 5)	505,264	64,126
Financial assets, fair value	505,264	64,126
Financial assets at amortised cost | Trade accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade accounts receivable (note 6)	196,480	320,931
Financial assets, fair value	196,480	320,931
Financial assets at amortised cost | Financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	88,781	45,950
Financial assets, fair value	88,781	45,950
Financial assets at amortised cost | Long-term non-trade receivables included in other non-current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,435	2,933
Financial assets, fair value	1,435	2,933
Derivative financial assets included in prepaid expenses, deposits and other current assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	4,947	9,816
Financial assets, fair value	$ 4,947	$ 9,816